CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING REVENUES
Casino	$ 3,767,291	$ 4,654,184	$ 4,941,487
Rooms	199,727	136,427	127,661
Food and beverage	126,848	84,895	78,880
Entertainment, retail and others	117,543	108,417	103,739
Gross revenues	4,211,409	4,983,923	5,251,767
Less: promotional allowances	(236,609)	(181,614)	(164,589)
Net revenues	3,974,800	4,802,309	5,087,178
OPERATING COSTS AND EXPENSES
Casino	(2,654,760)	(3,246,404)	(3,452,736)
Rooms	(23,419)	(12,669)	(12,511)
Food and beverage	(43,295)	(23,513)	(29,114)
Entertainment, retail and others	(77,506)	(62,073)	(64,212)
General and administrative	(383,874)	(311,696)	(255,780)
Payments to the Philippine Parties (Note 21 (c))	(16,547)	(870)	0
Pre-opening costs	(168,172)	(93,970)	(17,014)
Development costs	(110)	(10,734)	(26,297)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(54,056)	(64,471)	(64,271)
Depreciation and amortization	(359,341)	(246,686)	(261,298)
Property charges and others	(38,068)	(8,698)	(6,884)
Gain on disposal of assets held for sale (Note 4)	0	22,072	0
Total operating costs and expenses	(3,876,385)	(4,116,949)	(4,247,354)
OPERATING INCOME	98,415	685,360	839,824
NON-OPERATING INCOME (EXPENSES)
Interest income	13,900	20,025	7,660
Interest expenses, net of capitalized interest	(118,330)	(124,090)	(152,660)
Amortization of deferred financing costs	(38,511)	(28,055)	(18,159)
Loan commitment and other finance fees	(7,328)	(18,976)	(25,643)
Foreign exchange loss, net	(2,156)	(6,155)	(10,756)
Other income, net	2,317	2,313	1,661
Loss on extinguishment of debt (Note 11)	(481)	0	(50,935)
Costs associated with debt modification (Note 11)	(7,603)	0	(10,538)
Total non-operating expenses, net	(158,192)	(154,938)	(259,370)
(LOSS) INCOME BEFORE INCOME TAX	(59,777)	530,422	580,454
INCOME TAX EXPENSE (Note 16)	(1,031)	(3,036)	(2,441)
NET (LOSS) INCOME	(60,808)	527,386	578,013
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	166,555	80,894	59,450
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 105,747	$ 608,280	$ 637,463
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.065	$ 0.369	$ 0.386
Diluted	$ 0.065	$ 0.366	$ 0.383
WEIGHTED AVERAGE SHARES USED IN NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,617,263,041	1,647,571,547	1,649,678,643
Diluted	1,627,108,770	1,660,503,130	1,664,198,091